Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2024
Finance Expense, Net
Schedule of finance (expense) income, net

	2024		2023		2022
Interest expense (1)	Ps.	(7,975,554)	Ps.	(7,742,095)	Ps.	(9,529,207)
Other finance expense, net (2)		—		(134,847)		(110,739)
Foreign exchange loss, net (4)		(837,200)		(149,151)		(1,745,435)
Finance expense		(8,812,754)		(8,026,093)		(11,385,381)
Interest income (3)		3,343,856		3,180,192		2,129,011
Other finance income, net (2)		773,727		—		—
Finance income		4,117,583		3,180,192		2,129,011
Finance expense, net	Ps.	(4,695,171)	Ps.	(4,845,901)	Ps.	(9,256,370)

(1)

Interest expense for the years ended December 31, 2024, 2023 and 2022 included: (i) interest related to lease liabilities in accordance with the guidelines of IFRS 16 Leases (“IFRS 16”), in the aggregate amount of Ps.291,802, Ps.347,365 and Ps.358,997, respectively; (ii) interest related to satellite transponder lease agreement and other lease agreement that were recognized before adoption of IFRS 16, in the aggregate amount of Ps.177,128, Ps.202,864 and Ps.257,938, respectively; (iii) interest related to dismantling obligations incurred primarily in connection with the Group’s Cable segment networks, in the aggregate amount of Ps.58,051, Ps.61,762 and Ps.123,209, respectively; (iv) amortization of finance costs in the aggregate amount of Ps.144,212, Ps.147,165 and Ps.292,189, respectively; and (v) finance expense (income) related to prepayment of long-term debt in the aggregate amount of Ps.78,579 and Ps.(423,204), for the years ended December 31, 2024 and 2023, respectively (see Notes 2 and 14).

(2)	Other finance income or expense, net, included fair value net gain or loss from derivative financial instruments (see Note 15).
(3)	Interest income included primarily interest from cash equivalents.
(4)	Foreign exchange loss, net, for the years ended December 31, 2024, 2023 and 2022, resulted primarily from the depreciation and appreciation of the Mexican peso against the U.S. dollar, respectively, on the Group’s average U.S. dollar-denominated net liability and asset position, respectively, excluding designated hedging long-term debt of the Group’s investments in TelevisaUnivision and Open-Ended Fund (see Notes 2(e), 4 and 14). The exchange rate of the Mexican peso against the U.S. dollar was of Ps.20.8691, Ps.16.9325 and Ps.19.4760, as of December 31, 2024, 2023 and 2022, respectively.